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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for five of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund, for the quarter ended January 31, 2007 . These five series have an October 31 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 – Schedule of Investments
EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.2%
CONSUMER DISCRETIONARY 8.0%
Automobiles 2.1%
Astra International	Indonesia	2,500,000	$4,111,149
Hero Honda Motors, Ltd.	India	125,000	2,028,072
Hyundai Motor Co., Ltd.	South Korea	50,000	3,579,081
Proton Holdings Berhad	Malaysia	523,500	1,083,395

			10,801,697

Hotels, Restaurants & Leisure 1.5%
Alsea SA de CV	Mexico	419,400	2,518,839
Genting Berhad	Malaysia	261,700	2,856,431
Resorts World Berhad	Malaysia	600,000	2,673,495

			8,048,765

Household Durables 1.4%
Consorcio ARA SA de CV	Mexico	263,700	1,767,428
Gafisa SA	Brazil	75,000	1,094,891
LG Electronics, Inc.	South Korea	35,000	1,951,189
Turkiye Sise Ve Cam Fabrikalari AS *	Turkey	567,000	2,253,090

			7,066,598

Media 1.3%
Astro All Asia Networks plc	United Kingdom	800,000	1,237,613
Gemstar-TV Guide International, Inc.	Cayman Islands	1,000,000	813,669
Grupo Televisa SA de CV, ADR	Mexico	160,600	4,731,276

			6,782,558

Multi-line Retail 0.5%
Lojas Renner SA	Brazil	50,000	700,495
Lotte Shopping Co.	South Korea	5,500	2,140,769

			2,841,264

Specialty Retail 0.7%
Edaran Otomobil Nasional Berhad +	Malaysia	700,000	447,809
JD Group, Ltd.	South Africa	275,000	3,330,259

			3,778,068

Textiles, Apparel & Luxury Goods 0.5%
Guararapes Confeccoes SA	Brazil	20,000	875,818
Texwinca Holdings, Inc.	Bermuda	2,000,000	1,545,618

			2,421,436

CONSUMER STAPLES 7.5%
Beverages 1.6%
Anadolu Efes Biracilik ve Malt Sanayi AS	Turkey	20,000	655,077
Companhia de Bebidas das Americas, ADR	Brazil	45,000	2,327,850
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	25,000	3,001,750
Tsingtao Brewery Co., Ltd.	China	1,134,000	2,178,498

			8,163,175

Food & Staples Retailing 1.3%
C.P. 7-Eleven Public Co., Ltd.	Thailand	11,000,000	1,815,963
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	Brazil	70,000	2,306,500
Controladora Comercial Mexicana SA de CV	Mexico	1,000,000	2,717,564

			6,840,027

Food Products 3.5%
Astra Argo Lestari	Indonesia	1,418,500	2,072,549
CJ Corp.	South Korea	34,000	3,693,437
Cresud S.A.C.I.F., ADR	Argentina	170,000	3,158,600
Golden Hope Plantations Berhad	Malaysia	730,000	1,355,546
Highlands & Lowlands Berhad	Malaysia	405,000	700,320

1

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Lotte Confectionery Co., Ltd.	South Korea	3,200	$3,944,945
PPB Group Berhad	Malaysia	700,100	1,101,697
Tiger Brands, Ltd.	South Africa	100,000	2,387,124

			18,414,218

Household Products 0.3%
Hindustan Lever, Ltd.	India	300,000	1,413,903

Personal Products 0.5%
Amorepacific Corp. *	South Korea	4,321	2,579,907

Tobacco 0.3%
Gudang Garam	Indonesia	1,400,000	1,591,984

ENERGY 13.2%
Energy Equipment & Services 0.3%
OAR TMK, GDR 144A	Russia	45,000	1,589,999

Oil, Gas & Consumable Fuels 12.9%
Cairn Energy plc	India	740,110	2,476,548
China Coal Energy	China	2,000,000	1,513,716
CNOOC, Ltd., ADR	Hong Kong	21,000	1,801,170
Kazmunaigas Exploration and Production, GDR * 144A	Kazakhstan	70,000	1,395,457
Kazmunaigas Exploration and Production, GDR *	Kazakhstan	60,000	1,196,106
Mol Magyar Olaj-es Gazipari, GDR	Hungary	20,000	2,066,037
Novatek OAO, GDR	Russia	40,000	2,160,633
OAO Gazprom, ADR	Russia	240,000	10,310,742
OAO LUKOIL, ADR	Russia	80,000	6,330,398
Oil & Natural Gas Corp., Ltd.	India	150,000	3,074,281
Petrobras Energia Participaciones SA	Argentina	900,000	999,597
PetroChina Co., Ltd., ADR	China	30,500	3,761,565
Petroleo Brasileiro SA, ADR	Brazil	55,000	4,878,500
Petroleo Brasileiro SA, ADR – Frankfurt Exchange	Brazil	89,500	8,796,060
PT Medco Energi International Terbuka	Indonesia	9,000,000	3,416,833
PTT Exploration & Production plc	Thailand	800,000	2,170,543
Reliance Industries, Ltd., GDR 144A	India	8,000	491,279
Reliance Industries, Ltd., GDR 144A	India	102,000	6,263,808
Reliance Natural Resources, Ltd.	India	540,000	323,858
Sasol, Ltd., ADR	South Africa	115,000	3,916,900

			67,344,031

FINANCIALS 19.6%
Capital Markets 0.7%
Yuanta-Core Pacific Securities Co., Ltd.	Taiwan	4,700,000	3,557,361

Commercial Banks 13.4%
Banco Bradesco SA, ADR	Brazil	100,000	4,064,000
Banco do Brasil SA	Brazil	80,000	2,618,319
Banco Macro Bansud SA, ADR	Argentina	54,493	1,798,269
Bank Hapoalim, Ltd.	Israel	800,000	3,736,222
Credicorp, Ltd.	Bermuda	70,000	2,955,400
First Financial Holding Co., Ltd.	Taiwan	3,568,225	2,603,071
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	684,236	2,713,564
Grupo Financiero Galicia SA, ADR *	Argentina	120,000	1,074,000
Halyk Savings Bank, GDR	Kazakhstan	60,000	1,416,000
ICICI Bank, Ltd., ADR	India	87,500	3,863,125
Industrial & Commercial Bank of China, Ltd.	China	4,307,000	2,524,606
Komercni Banka AS	Czech Republic	16,000	2,390,385
Kookmin Bank	South Korea	52,687	4,196,314
Kookmin Bank, ADR	South Korea	35,000	2,783,550

2

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Malayan Banking Berhad	Malaysia	523,500	$1,884,385
Metropolitan Bank & Trust Co.	Philippines	2,513,000	3,039,156
Nedcor, Ltd.	South Africa	190,000	3,644,265
PT Bank Central Asia Terbuka	Indonesia	4,000,000	2,261,206
PT Bank Mandiri (Persero)	Indonesia	6,000,000	1,697,216
Sberbank RF	Russia	1,600	5,284,060
Shinhan Financial Group Corp., Ltd.	South Korea	43,620	2,280,940
Siam Commercial Bank Public Co., Ltd.	Thailand	872,500	1,477,964
Standard Bank Group, Ltd.	South Africa	300,000	4,105,619
Turkiye Is Bankasi AS	Turkey	426,999	2,051,270
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	37,000	3,508,710

			69,971,616

Diversified Financial Services 0.9%
Ayala Corp.	Philippines	350,030	4,519,118
Reliance Capital, Ltd.	India	27,000	379,769

			4,898,887

Insurance 2.2%
Cathay Financial Holding Co., Ltd.	Taiwan	4,000,327	8,902,591
Sanlam, Ltd.	South Africa	900,000	2,320,529

			11,223,120

Real Estate Management & Development 2.4%
Brascan Residential *	Brazil	274,000	2,129,032
IRSA Inversiones y Representaciones SA, GDR *	Argentina	150,000	2,680,500
Klabin Segall SA	Brazil	170,000	1,465,034
KLCC Property Holdings	Malaysia	2,587,900	2,355,374
Sao Carlos Empreendimentos E. Participacoes SA	Brazil	200,000	1,692,489
Shanghai Real Estates, Ltd.	China	1,999,960	2,430,083

			12,752,512

HEALTH CARE 1.2%
Health Care Providers & Services 0.2%
Medial Saude, Inc.	Brazil	100,000	1,130,210

Pharmaceuticals 1.0%
Ranbaxy Laboratories, Ltd., GDR	India	150,000	1,442,413
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	3,510,000

			4,952,413

INDUSTRIALS 8.1%
Airlines 0.6%
EVA Airways Corp.	Taiwan	4,000,000	1,745,025
TAM S/A ADS	Brazil	42,000	1,370,460

			3,115,485

Commercial Services & Supplies 0.3%
51job, Inc., ADR *	Cayman Islands	100,000	1,698,000

Construction & Engineering 0.4%
Taeyoung Corp.	South Korea	30,000	2,106,483

Industrial Conglomerates 2.4%
Barloworld, Ltd.	South Africa	83,000	2,145,935
Dogan Sirketler Grubu Holding AS	Turkey	1,211,704	2,056,693
Far Eastern Textile, Ltd.	Taiwan	2,120,000	1,793,617
KOC Holding AS	Turkey	470,000	2,022,333
Sime Darby Berhad	Malaysia	1,000,000	2,345,973
SM Investments Corp.	Philippines	319,280	2,426,236

			12,790,787

3

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.4%
China Yuchai International, Ltd.	Bermuda	120,000	$859,200
Guangzhou Shipyard International Co., Ltd. *	China	1,500,000	3,190,635
Hyundai Heavy Industries Co., Ltd.	South Korea	21,500	3,107,709

			7,157,544

Trading Companies & Distributors 0.9%
Samsung Corp.	South Korea	150,000	4,850,425

Transportation Infrastructure 2.1%
China Merchants Holdings International Co.	China	4,000,000	8,635,940
Sichuan Expressway Co., Ltd.	Hong Kong	9,500,000	2,103,475

			10,739,415

INFORMATION TECHNOLOGY 10.2%
Computers & Peripherals 0.7%
ASUSTeK Computer, Inc.	Taiwan	1,400,500	3,735,474

Electronic Equipment & Instruments 1.4%
Hon Hai Precision Industry Co., Ltd.	Taiwan	324,844	2,223,387
Johnson Electrical Holdings, Inc.	Bermuda	3,000,000	2,174,463
LG Philips LCD Co., Ltd., ADR	South Korea	81,100	1,136,211
Samsung SDI Co., Ltd.	South Korea	30,000	1,917,759

			7,451,820

Internet Software & Services 0.9%
KTHitel Co., Ltd. *	South Korea	250,000	1,572,100
SINA Corp. *	Cayman Islands	70,000	2,503,900
Webzen, Inc., ADR *	South Korea	160,000	609,600

			4,685,600

IT Services 0.5%
Satyam Computer Services, ADR	India	100,000	2,328,000

Semiconductors & Semiconductor Equipment 6.7%
ASE Test, Ltd. *	Singapore	253,500	2,791,035
Realtek Semiconductor Corp.	Taiwan	2,310,000	3,708,206
Samsung Electronics Co., Ltd.	South Korea	19,500	12,073,892
Siliconware Precision Industries Co., Ltd.	Taiwan	1,000,407	1,663,845
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,605,139	3,317,704
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	350,075	3,819,318
United Microelectronics Corp.	Taiwan	12,000,697	7,545,345

			34,919,345

MATERIALS 9.5%
Construction Materials 1.1%
Cemex SA de CV, ADR *	Mexico	105,000	3,714,900
Ultratech Cement, Ltd.	India	104,823	2,353,757

			6,068,657

Metals & Mining 8.4%
Anglo Platinum, Ltd.	South Africa	30,405	3,814,706
AngloGold Ashanti, Ltd., ADR	South Africa	45,000	2,115,000
Companhia Vale do Rio Doce, ADR	Brazil	275,000	8,524,750
Gold Fields, Ltd.	South Africa	48,915	769,147
Gold Fields, Ltd., ADR	South Africa	230,000	3,884,700
Grupo Mexico SA de CV	Mexico	1,200,000	4,917,703
Harmony Gold Mining Co., Ltd., ADR *	South Africa	130,000	1,740,700
Hindalco Industries, Ltd.	India	150,000	417,817
Hindalco Industries, Ltd. – Indian Exchange	India	250,000	996,223
Impala Platinum Holdings, Ltd.	South Africa	179,904	5,171,111

4

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Jiangxi Copper Co., Ltd.	China	1,745,000	$1,793,410
JSC MMC Norilsk Nickel Group, ADR	Russia	18,000	3,042,815
Polyus Gold Mining Co., ADR *	Russia	31,155	1,526,595
POSCO	South Korea	10,000	3,517,464
Tata Iron & Steel Co., Ltd.	India	150,000	1,571,991

			43,804,132

TELECOMMUNICATION SERVICES 11.9%
Diversified Telecommunication Services 5.0%
Brasil Telecom Participacoes SA	Brazil	30,000	1,264,500
China Netcom Group Corp., Ltd.	Hong Kong	850,000	2,133,674
Chunghwa Telecom Co., Ltd., ADR	Taiwan	185,800	3,847,918
KT Corp.	South Korea	175,000	7,981,322
KT Corp., ADR *	South Korea	50,000	1,155,000
Tele Norte Leste Participacoes SA, ADR	Brazil	120,000	1,618,800
Telecom Argentina SA	Argentina	60,000	1,236,000
Telefonica Data Argentina SA * 8 +	Argentina	2,800	0
Telefonica de Argentina SA, ADR	Argentina	46,400	895,520
Telefonos de Mexico SA de CV, ADR	Mexico	50,000	1,535,000
Telekom Malaysia Berhad	Malaysia	600,000	1,770,529
Telkom SA, Ltd.	South Africa	113,500	2,526,297

			25,964,560

Wireless Telecommunication Services 6.9%
America Movil SA de CV, Ser. L, ADR	Mexico	140,000	6,210,400
China Mobile, Ltd.	Hong Kong	520,000	4,785,907
China Unicom, Ltd., ADR	Hong Kong	750,000	10,170,000
MTN Group, Ltd.	South Africa	459,932	5,510,706
Reliance Communication Ventures, Ltd. *	India	400,000	4,197,240
Sistema JSFC, GDR *	Russia	65,000	1,629,728
Sistema JSFC, GDR 144A	Russia	20,000	255,000
SK Telecom Co., Ltd.	South Korea	8,720	1,857,863
Tim Participacoes SA, ADR	Brazil	299,200,000	1,599,209

			36,216,053

UTILITIES 3.0%
Electric Utilities 1.9%
Korea Electric Power Corp.	South Korea	106,000	4,778,710
Korea Electric Power Corp., ADR	South Korea	50,000	1,143,500
RAO Unified Energy System of Russia, GDR	Russia	30,000	3,524,910
Reliance Energy, Ltd.	India	40,500	473,441

			9,920,561

Independent Power Producers & Energy Traders 1.1%
Companhia Paranaense de Energia, ADR	Brazil	160,000	1,944,000
Tractebel Energia SA	Brazil	190,000	1,632,917
Zhejiang Southeast Electric Power Co., Ltd.	China	2,820,881	2,066,882

			5,643,799

Total Common Stocks (cost $303,906,766)			481,359,889

PREFERRED STOCKS 2.9%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
OAO Surgutneftegaz, Var. Rate Pfd.	Russia	2,000,000	1,769,528
OAO Transneft, Var. Rate Pfd.	Russia	1,200	2,891,774

			4,661,302

5

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
FINANCIALS 1.0%
Commercial Banks 1.0%
Banco Itau Holding Financeira SA, Var. Rate Pfd.	Brazil	96,000	$3,548,858
BanColombia SA, ADR, Var. Rate Pfd.	Colombia	55,000	1,636,250

			5,185,108

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Telemar Norte Leste SA, Var. Rate Pfd.	Brazil	49,881	1,014,768

UTILITIES 0.8%
Electric Utilities 0.8%
Centrais Eletricas Brasileiras SA, Class B, Var. Rate Pfd.	Brazil	195,000,000	4,407,817

Total Preferred Stocks (cost $7,606,667)			15,268,995

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 * ☐ + (cost $0)	Thailand	103,579	0

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø (cost $18,770,690)	United States	18,770,690	18,770,690

Total Investments (cost $330,284,123) 98.7%			515,399,574
Other Assets and Liabilities 1.3%			6,652,989

Net Assets 100.0%			$522,052,563

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐

Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees. q   Rate shown is the 7-day annualized yield at period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

6

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2007:

South Korea	15.1%
Brazil	13.0%
Taiwan	9.8%
South Africa	9.5%
Russia	8.1%
Mexico	6.8%
India	6.7%
China	5.7%
Hong Kong	4.2%
Malaysia	3.7%
Indonesia	3.1%
Argentina	2.5%
Philippines	2.0%
Turkey	1.8%
Bermuda	1.5%
Israel	1.5%
Thailand	1.1%
Cayman Islands	1.0%
Kazakhstan	0.8%
Singapore	0.6%
Czech Republic	0.5%
Hungary	0.4%
Colombia	0.4%
United Kingdom	0.2%

100.0%

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $331,079,541. The gross unrealized appreciation and depreciation on securities based on tax cost was $189,502,927 and $5,182,894, respectively, with a net unrealized appreciation of $184,320,033.

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 10.6%
Auto Components 0.4%
Compagnie Generale des Etablissements Michelin, Class B	France	6,971	$636,640

Automobiles 1.8%
Toyota Motor Corp.	Japan	38,000	2,499,867

Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc. ρ	United States	21,169	667,882
Darden Restaurants, Inc. ρ	United States	14,133	553,165
Mitchells & Butlers plc	United Kingdom	42,902	589,139

			1,810,186

Household Durables 0.8%
Makita Corp.	Japan	30,300	1,065,979

Media 3.8%
DIRECTV Group, Inc. * ρ	United States	27,180	662,920
Meredith Corp.	United States	7,072	416,965
Omnicom Group, Inc.	United States	10,097	1,062,204
Time Warner, Inc.	United States	45,337	991,520
Vivendi	France	31,114	1,282,902
Walt Disney Co.	United States	26,309	925,288

			5,341,799

Multi-line Retail 1.4%
J.C. Penney Co., Inc. ρ	United States	10,168	826,048
Marks & Spencer Group plc	United Kingdom	52,500	696,201
Nordstrom, Inc.	United States	8,780	489,134

			2,011,383

Specialty Retail 0.7%
Aoyama Trading Co., Ltd.	Japan	15,200	464,280
Inditex SA	Spain	9,000	511,481

			975,761

Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	United States	2,484	245,919
Pacific Brands	Australia	137,000	294,901

			540,820

CONSUMER STAPLES 8.0%
Beverages 2.3%
Asahi Breweries, Ltd.	Japan	38,000	585,166
Carlsberg A/S	Denmark	9,700	983,615
Coca-Cola Enterprises, Inc.	United States	28,728	589,498
Molson Coors Brewing Co., Class B ρ	United States	5,636	455,389
Scottish & Newcastle plc	United Kingdom	57,900	618,156

			3,231,824

Food & Staples Retailing 1.6%
Delhaize Group	Belgium	6,600	547,949
Kroger Co.	United States	34,258	877,005
Wal-Mart Stores, Inc.	United States	16,318	778,205

			2,203,159

Food Products 0.3%
Archer Daniels Midland Co.	United States	15,434	493,888

Household Products 1.9%
Procter & Gamble Co.	United States	18,127	1,175,898
Reckitt Benckiser plc	United Kingdom	30,730	1,480,385

			2,656,283

1

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.9%
Altria Group, Inc.	United States	7,987	$697,984
British American Tobacco plc	United Kingdom	34,000	1,029,889
Japan Tobacco, Inc.	Japan	95	458,214
Reynolds American, Inc. ρ	United States	7,631	492,199

			2,678,286

ENERGY 8.5%
Energy Equipment & Services 0.9%
Nabors Industries, Ltd. * ρ	Bermuda	17,918	542,557
Precision Drilling Trust	Canada	16,200	363,937
SBM Offshore NV	Netherlands	10,300	362,397

			1,268,891

Oil, Gas & Consumable Fuels 7.6%
BP plc	United Kingdom	130,447	1,375,941
Chevron Corp.	United States	11,737	855,393
ConocoPhillips	United States	7,273	483,000
ENI SpA	Italy	63,398	2,041,498
Exxon Mobil Corp.	United States	42,299	3,134,356
Marathon Oil Corp.	United States	9,446	853,352
Norsk Hydro ASA ρ	Norway	20,500	660,689
Statoil ASA	Norway	13,500	361,560
Valero Energy Corp.	United States	15,484	840,471

			10,606,260

FINANCIALS 26.8%
Capital Markets 4.7%
Credit Suisse Group	Switzerland	9,390	664,770
Daiwa Securities Group, Inc.	Japan	55,000	677,585
Deutsche Bank AG	Germany	9,361	1,320,781
DnB NOR ASA	Norway	49,200	740,070
Goldman Sachs Group, Inc.	United States	7,946	1,685,823
Lehman Brothers Holdings, Inc.	United States	15,132	1,244,456
Nomura Research, Inc.	Japan	2,000	311,328

			6,644,813

Commercial Banks 8.2%
Australia & New Zealand Banking Group, Ltd.	Australia	32,000	724,410
BNP Paribas SA	United States	14,008	1,570,691
Credit Agricole SA	France	21,200	912,778
Lloyds TSB Group plc	United Kingdom	143,440	1,642,806
Mitsubishi UFJ Financial Group, Inc.	Japan	31	375,800
Mizuho Financial Group, Inc.	Japan	39	281,232
National City Corp.	United States	15,929	602,913
Royal Bank of Canada	Canada	12,900	597,101
Royal Bank of Scotland Group plc	United Kingdom	37,400	1,508,613
Shinsei Bank, Ltd.	Japan	81,000	446,251
Societe Generale	France	7,900	1,392,616
Sumitomo Trust & Banking Co., Ltd.	Japan	106,000	1,134,481
United Overseas Bank, Ltd.	Singapore	27,000	334,620

			11,524,312

Diversified Financial Services 5.9%
Bank of America Corp.	United States	35,355	1,858,966
CIT Group, Inc.	United States	14,783	871,606
Citigroup, Inc.	United States	44,005	2,425,996
ING Groep NV	Netherlands	39,800	1,737,742
JPMorgan Chase & Co.	United States	27,249	1,387,791

			8,282,101

2

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.3%
ACE, Ltd.	Cayman Islands	21,896	$1,265,151
Aegon NV	Netherlands	53,700	1,058,345
Allstate Corp.	United States	13,941	838,691
American International Group, Inc.	United States	7,396	506,256
Aviva plc	United Kingdom	80,900	1,308,114
AXA SA	France	25,900	1,097,173
MetLife, Inc. ρ	United States	7,043	437,511
St. Paul Travelers Companies, Inc.	United States	17,744	902,282

			7,413,523

Real Estate Investment Trusts 1.5%
Corio NV	Netherlands	7,600	649,739
Nippon Building Fund, Inc.	Japan	15	222,173
ProLogis	United States	7,255	471,575
Simon Property Group, Inc.	United States	6,555	749,826

			2,093,313

Real Estate Management & Development 0.5%
Wharf Holdings, Ltd.	Hong Kong	195,000	723,465

Thrifts & Mortgage Finance 0.7%
PMI Group, Inc. ρ	United States	19,014	909,250

HEALTH CARE 9.7%
Biotechnology 1.2%
Amgen, Inc. *	United States	16,112	1,133,801
CSL, Ltd.	Australia	9,300	501,986

			1,635,787

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	United States	12,962	643,693
Becton, Dickinson & Co.	United States	8,040	618,598
Olympus Corp.	Japan	13,000	415,943
Terumo Corp.	Japan	9,000	361,587

			2,039,821

Health Care Providers & Services 1.3%
Aetna, Inc.	United States	7,242	305,323
CIGNA Corp.	United States	4,176	552,902
McKesson Corp.	United States	16,844	939,053

			1,797,278

Pharmaceuticals 5.8%
AstraZeneca plc	United Kingdom	12,660	705,299
GlaxoSmithKline plc	United Kingdom	53,834	1,449,639
Johnson & Johnson	United States	17,164	1,146,555
Merck & Co., Inc. ρ	United States	11,197	501,066
Oriola-KD Oyj, Ser. B	Finland	19,400	82,525
Orion Oyj, Ser. B	Finland	19,400	439,476
Pfizer, Inc.	United States	46,864	1,229,711
Roche Holding AG	Switzerland	6,734	1,266,886
Sanofi-Aventis SA	France	5,380	474,268
Takeda Pharmaceutical Co., Ltd.	Japan	13,500	879,857

			8,175,282

INDUSTRIALS 10.4%
Aerospace & Defense 1.1%
Lockheed Martin Corp. ρ	United States	6,663	647,577
Northrop Grumman Corp.	United States	12,273	870,647

			1,518,224

3

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.4%
British Airways plc	United Kingdom	48,100	$509,057

Commercial Services & Supplies 0.4%
Manpower, Inc. ρ	United States	7,836	571,479

Construction & Engineering 0.1%
Daito Trust Construction Co.	Japan	4,400	211,357

Electrical Equipment 0.6%
Mitsubishi Electric Corp.	Japan	53,000	479,902
Schneider Electric SA	France	2,980	360,687

			840,589

Industrial Conglomerates 1.7%
General Electric Co.	United States	39,751	1,433,023
Hutchison Whampoa, Ltd.	Hong Kong	30,000	299,611
Orkla ASA	Norway	10,300	618,282

			2,350,916

Machinery 2.6%
Caterpillar, Inc.	United States	12,330	789,983
Ingersoll-Rand Co., Ltd., Class A	Bermuda	11,853	508,257
Paccar, Inc. ρ	United States	14,292	955,706
Volvo AB, Class B	Sweden	19,300	1,420,902

			3,674,848

Marine 1.3%
Nippon Yusen Kabushiki Kaisha	Japan	130,000	993,883
Orient Overseas International, Ltd.	Bermuda	125,200	839,919

			1,833,802

Road & Rail 0.9%
Central Japan Railway Co.	Japan	56	598,116
CSX Corp.	United States	18,570	683,190

			1,281,306

Trading Companies & Distributors 1.3%
Mitsui & Co., Ltd.	Japan	41,000	655,531
Sumitomo Corp.	Japan	75,000	1,170,401

			1,825,932

INFORMATION TECHNOLOGY 9.8%
Communications Equipment 1.1%
Cisco Systems, Inc. *	United States	25,879	688,122
L.M. Ericsson Telephone Co., Ser. B	Sweden	169,900	674,045
Motorola, Inc.	United States	3,828	75,986
QUALCOMM, Inc. ρ	United States	3,542	133,392

			1,571,545

Computers & Peripherals 2.5%
Apple, Inc. *	United States	5,760	493,805
Dell, Inc. *	United States	7,736	187,598
Hewlett-Packard Co. ρ	United States	26,078	1,128,656
International Business Machines Corp. ρ	United States	14,096	1,397,618
Lexmark International, Inc., Class A * ρ	United States	5,074	319,814

			3,527,491

Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc. ρ	United States	7,982	191,488

Internet Software & Services 0.2%
Google, Inc., Class A *	United States	513	257,167

4

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.8%
Accenture, Ltd., Class A ρ	Bermuda	15,808	$596,752
Capgemini SA	France	5,140	326,595
Computer Sciences Corp. * ρ	United States	7,681	402,945
Fiserv, Inc. * ρ	United States	9,920	521,494
Fujitsu, Ltd.	Japan	46,000	345,050
Indra Sistemas SA	Spain	11,970	292,984

			2,485,820

Office Electronics 0.7%
Canon, Inc.	Japan	10,200	537,079
Neopost	France	1,945	250,203
Xerox Corp. * ρ	United States	14,547	250,208

			1,037,490

Semiconductors & Semiconductor Equipment 1.3%
Advanced Micro Devices, Inc. *	United States	2,263	35,190
Intel Corp.	United States	29,667	621,820
LSI Logic Corp. * ρ	United States	28,565	268,511
MEMC Electronic Materials, Inc. *	United States	6,647	348,303
Texas Instruments, Inc. ρ	United States	9,638	300,609
Tokyo Electron, Ltd.	Japan	3,800	271,256

			1,845,689

Software 2.1%
Cadence Design Systems, Inc. * ρ	United States	13,040	246,456
Microsoft Corp.	United States	65,268	2,014,170
Oracle Corp. *	United States	36,341	623,612

			2,884,238

MATERIALS 6.1%
Chemicals 1.2%
BASF AG	Germany	4,000	385,908
Koninklijke DSM NV	Netherlands	13,000	644,549
Lyondell Chemical Co. ρ	United States	23,429	740,825

			1,771,282

Construction Materials 0.4%
Lafarge SA	France	3,680	562,530

Metals & Mining 4.1%
Anglo American plc	United Kingdom	26,300	1,224,289
BHP Billiton, Ltd.	United Kingdom	36,441	684,408
JFE Holdings, Inc.	Japan	8,000	445,782
Phelps Dodge Corp.	United States	6,120	756,432
Sumitomo Metal Industries, Ltd.	Japan	143,000	606,717
Teck Cominco, Ltd.	Canada	6,500	478,077
ThyssenKrupp AG	Germany	32,800	1,551,329

			5,747,034

Paper & Forest Products 0.4%
International Paper Co. ρ	United States	15,618	526,327

TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 3.5%
AT&T, Inc. ρ	United States	36,812	1,385,235
BCE, Inc.	Canada	13,500	354,095
BT Group plc	United Kingdom	117,900	710,290
Deutsche Telekom AG	Germany	13,954	245,431
Koninklijke KPN NV	Netherlands	50,610	729,221
Telefonica SA	Spain	22,000	481,500

5

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Telus Corp.	Canada	6,240	$287,455
Verizon Communications, Inc.	United States	18,930	729,184

			4,922,411

Wireless Telecommunication Services 1.1%
NTT DoCoMo, Inc.	Japan	217	330,792
Vodafone Group plc	United Kingdom	416,412	1,213,981

			1,544,773

UTILITIES 4.4%
Electric Utilities 2.9%
E.ON AG	Germany	6,700	909,818
Endesa SA	Spain	5,600	280,978
Enel SpA ρ	Italy	90,600	960,407
FirstEnergy Corp.	United States	8,736	518,307
Fortum Oyj	Finland	15,100	415,729
ScottishPower plc	United Kingdom	38,400	562,610
Tokyo Electric Power Co., Inc.	Japan	12,000	408,631

			4,056,480

Independent Power Producers & Energy Traders 0.4%
TXU Corp. ρ	United States	9,864	533,445

Multi-Utilities 1.1%
CenterPoint Energy, Inc. ρ	United States	32,942	568,579
PG&E Corp. ρ	United States	11,342	529,445
SUEZ SA	France	9,900	485,758

			1,583,782

Total Common Stocks (cost $100,125,627)			138,926,473

EXCHANGE TRADED FUND 0.3%
iShares MSCI Emerging Markets Index (cost $421,606)	United States	3,700	421,606

	Country	Principal Amount	Value

SHORT-TERM INVESTMENTS 21.6%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.95%, 02/08/2007 ƒ †	United States	$125,000	124,880

	Country	Shares	Value

MUTUAL FUND SHARES 21.5%
Evergreen Prime Cash Management Money Market Fund, Class I, 5.20% q ø ρρ	United States	30,152,640	30,152,640

Total Short-Term Investments (cost $30,277,520)			30,277,520

Total Investments (cost $130,824,753) 120.8%			169,625,599
Other Assets and Liabilities (20.8%)			(29,207,367)

Net Assets 100.0%			$140,418,232

ρ	All or a portion of this security is on loan.
*	Non-income producing security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	Represents investment of cash collateral received from securities on loan.

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2007:

United States	46.8%
United Kingdom	12.4%
Japan	12.4%
France	5.6%
Netherlands	3.7%
Germany	3.2%
Italy	2.2%
Bermuda	1.8%
Norway	1.7%
Sweden	1.5%
Canada	1.5%
Switzerland	1.4%
Spain	1.1%
Australia	1.1%
Cayman Islands	0.9%
Hong Kong	0.7%
Denmark	0.7%
Finland	0.7%
Belgium	0.4%
Singapore	0.2%

100.0%

At January 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2007	Unrealized Gain (Loss)
March 2007	6 S&P 500 Index E-mini	$430,503	$432,900	$2,397
March 2007	4 DJ Euro Stoxx 50 Index	166,312	164,480	(1,832)
March 2007	1 FTSE 100 Index	61,738	61,997	259

At January 31, 2007, U.S. Government Agency Securities were also pledged to the Fund as collateral for securities on loan.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $130,900,291. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,730,383 and $1,005,075, respectively, with a net unrealized appreciation of $38,725,308.

7

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 23.5%
Auto Components 3.0%
Compagnie Generale des Etablissements Michelin, Class B	France	47,360	$4,325,242
Continental AG	Germany	46,394	5,604,887
Leoni AG	Germany	32,438	1,348,540
Nokian Renkaat Oyj	Finland	119,950	2,370,585

			13,649,254

Distributors 1.0%
Compania de Distribucion Integral Logista SA	Spain	64,506	4,265,895

Diversified Consumer Services 0.8%
Strayer Education, Inc.	United States	30,412	3,459,973

Hotels, Restaurants & Leisure 4.4%
Alsea SA de CV	Mexico	267,200	1,604,754
Enterprise Inns plc	United Kingdom	182,616	2,310,661
Groupe Flo *	France	62,006	770,813
Intralot SA	Greece	37,025	1,244,670
Panera Bread Co., Class A *	United States	55,600	3,278,176
Penn National Gaming, Inc. *	United States	79,900	3,501,218
Punch Taverns plc	United Kingdom	109,181	2,465,164
Regent Inns plc *	United Kingdom	666,000	1,280,328
Shuffle Master, Inc. *	United States	63,200	1,681,752
Sol Melia SA	Spain	83,681	1,792,708

			19,930,244

Internet & Catalog Retail 0.6%
priceline.com, Inc.	United States	59,100	2,518,842

Leisure Equipment & Products 0.8%
Amer Sports Corp.	Finland	39,050	849,381
Koei Co., Ltd.	Japan	73,700	1,228,733
Photo-Me International plc	United Kingdom	1,027,719	1,728,979

			3,807,093

Media 2.3%
Gemstar-TV Guide International, Inc.	Cayman Islands	1,571,000	1,278,275
ITV plc	United Kingdom	618,629	1,311,396
Lamar Advertising Co., Class A *	United States	60,600	4,016,568
Premiere AG	Germany	84,923	1,639,368
Promotora de Informaciones SA	Spain	60,537	1,129,646
Toho Co., Ltd.	Japan	52,500	965,024

			10,340,277

Multi-line Retail 1.1%
Family Dollar Stores, Inc.	United States	112,700	3,651,480
Isetan Co., Ltd.	Japan	62,600	1,177,487

			4,828,967

Specialty Retail 6.4%
Abercrombie & Fitch Co., Class A	United States	42,000	3,340,680
American Eagle Outfitters, Inc.	United States	104,045	3,368,977
Carphone Warehouse plc	United Kingdom	502,209	3,066,127
Game Group plc	United Kingdom	2,912,436	7,865,637
GameStop Corp., Class A *	United States	62,300	3,328,689
Gruppo Coin SpA *	Italy	557,073	3,771,753
Land of Leather Holdings plc	United Kingdom	274,044	1,647,740
Macintosh Retail Group NV	Netherlands	27,234	1,048,135
Topps Tiles plc	United Kingdom	256,387	1,413,302

			28,851,040

1

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 3.1%
adidas AG	Germany	124,433	$5,976,539
Geox SpA	Italy	153,500	2,469,383
La Seda de Barcelona SA, Ser. B *	Spain	490,887	1,654,231
Polo Ralph Lauren Corp., Class A	United States	39,444	3,236,380
Puma AG Rudolph Dassler Sport	Germany	1,918	698,158

			14,034,691

CONSUMER STAPLES 4.3%
Beverages 1.4%
C&C Group plc	Ireland	95,455	1,419,686
Davide Campari Milano SpA	Italy	185,239	1,897,617
Koninklijke Grolsch NV	Netherlands	11,022	444,633
Marston’s plc	United Kingdom	281,508	2,373,698

			6,135,634

Food & Staples Retailing 0.4%
Laurus NV *	Netherlands	516,540	1,825,318

Food Products 1.6%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	1,017	2,512,665
Hain Celestial Group, Inc. *	United States	111,400	3,275,160
Lotte Confectionery Co., Ltd.	South Korea	1,017	1,253,753

			7,041,578

Tobacco 0.9%
Altadis SA	Spain	50,883	2,726,553
Gallaher Group plc	United Kingdom	59,670	1,328,864

			4,055,417

ENERGY 2.4%
Energy Equipment & Services 0.9%
Cameron International Corp. *	United States	47,097	2,472,593
SBM Offshore NV	Netherlands	23,795	837,207
Sechilienne SA	France	9,455	512,072

			3,821,872

Oil, Gas & Consumable Fuels 1.5%
China Gas Holdings, Ltd.	Hong Kong	12,586,000	2,533,283
Premier Oil plc *	United Kingdom	34,552	780,229
Southwestern Energy Co. *	United States	47,371	1,821,889
Star Energy Group plc *	United Kingdom	168,820	815,549
Tullow Oil plc	United Kingdom	116,315	909,404

			6,860,354

FINANCIALS 9.1%
Capital Markets 1.8%
Affiliated Managers Group, Inc. *	United States	37,197	4,143,746
ICAP plc	United Kingdom	169,712	1,635,819
Man Group plc	United Kingdom	199,324	2,102,985

			7,882,550

Commercial Banks 2.1%
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	210,637	4,270,118
Bank of Yokohama, Ltd.	Japan	287,000	2,331,290
Greek Postal Savings Bank SA *	Greece	112,444	2,850,972

			9,452,380

Consumer Finance 0.3%
Diamond Lease Co., Ltd.	Japan	28,500	1,419,911

2

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 1.4%
Bluebay Asset Management plc	United Kingdom	16,500	$126,272
Nasdaq Stock Market, Inc. *	United States	98,100	3,343,248
Numis Corp. plc	United Kingdom	207,187	1,162,374
RAB Capital plc	United Kingdom	785,398	1,487,033

			6,118,927

Insurance 1.4%
NIPPONKOA Insurance Co., Ltd.	Japan	270,000	2,215,053
QBE Insurance Group, Ltd.	Australia	172,303	4,126,580

			6,341,633

Real Estate Investment Trusts 0.6%
Capitacommercial Trust	Singapore	1,052,000	1,841,901
Kenedix Realty Investment Co.	Japan	133	881,091

			2,722,992

Real Estate Management & Development 1.5%
Allgreen Properties, Ltd.	Singapore	1,285,000	1,409,321
Chinese Estates (Holdings), Ltd.	Hong Kong	486,000	647,873
IRSA Inversiones y Representaciones SA, GDR *	Argentina	84,741	1,514,322
Patrizia Immobilien AG *	Germany	50,864	1,418,970
Tokyo Tatemono Co., Ltd.	Japan	147,000	1,786,230

			6,776,716

HEALTH CARE 6.4%
Biotechnology 0.5%
Cephalon, Inc. *	United States	23,600	1,708,876
Isis Pharmaceuticals, Inc. *	United States	68,914	716,017

			2,424,893

Health Care Equipment & Supplies 3.3%
ArthroCare Corp. *	United States	81,821	3,019,195
Grifols SA	Spain	259,893	3,972,307
Hologic, Inc. *	United States	72,100	4,005,155
Respironics, Inc. *	United States	90,600	3,859,560

			14,856,217

Health Care Providers & Services 1.1%
Message Co.	Japan	508	968,000
Pediatrix Medical Group, Inc. *	United States	72,100	3,788,134

			4,756,134

Life Sciences Tools & Services 0.7%
Qiagen NV *	Netherlands	195,700	3,379,739

Pharmaceuticals 0.8%
Medicis Pharmaceutical Corp., Class A	United States	90,200	3,421,286

INDUSTRIALS 23.8%
Aerospace & Defense 0.4%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	46,821	1,898,592

Air Freight & Logistics 0.6%
Sinotrans, Ltd.	China	7,279,000	2,832,101

Airlines 0.9%
AirTran Holdings, Inc. *	United States	288,400	3,192,588
Korean Air Co., Ltd.	South Korea	26,744	960,164

			4,152,752

3

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 1.3%
Kingspan Group plc – Dublin Exchange	Ireland	90,074	$2,269,673
Uralita SA	Spain	469,430	3,425,068

			5,694,741

Commercial Services & Supplies 3.2%
Amadeus Fire AG	Germany	1,399	30,579
Buhrmann NV	Netherlands	45,424	679,152
Eurofins Scientific SA *	France	42,192	2,905,913
Groupe Crit SA	France	15,393	644,752
Monster Worldwide, Inc. *	United States	79,100	3,908,331
Societe BIC SA	France	38,815	2,623,876
Spring Group plc	United Kingdom	79,453	93,014
USG People NV	Netherlands	14,867	631,306
Watson Wyatt Worldwide, Inc.	United States	63,800	2,825,702

			14,342,625

Construction & Engineering 6.8%
Bilfinger Berger AG	Germany	70,670	5,511,935
Hochtief AG	Germany	65,915	5,386,830
Impregilo SpA	Italy	846,448	5,150,956
J&P Avax SA	Greece	78,726	730,872
Kingspan Group plc- London Exchange	Ireland	10,218	258,628
Klabin Segall SA	Brazil	122,000	1,051,377
Koninklijke Bam Groep NV	Netherlands	42,284	875,078
Koninklijke Boskalis Westminster NV	Netherlands	78,005	7,123,784
Okumura Corp.	Japan	232,000	1,209,832
Taeyoung Corp.	South Korea	19,050	1,337,617
Tecnicas Reunidas SA *	Spain	48,242	2,103,133

			30,740,042

Electrical Equipment 1.6%
Carbone Lorraine SA	France	19,070	1,097,416
Roper Industries, Inc.	United States	67,900	3,525,368
Thomas & Betts Corp. *	United States	55,300	2,648,317

			7,271,101

Industrial Conglomerates 1.3%
Compagnie Industriali Riunite SpA	Italy	935,696	3,454,208
McDermott International, Inc. *	United States	38,750	2,001,050

			5,455,258

Machinery 3.5%
AGCO Corp. *	United States	100,000	3,397,000
Aker Yards ASA	Norway	23,960	1,908,927
Charter plc *	United Kingdom	203,663	3,416,335
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	715,000	2,685,817
Kawasaki Heavy Industries, Ltd.	Japan	148,000	575,360
Terex Corp. *	United States	62,600	3,561,314

			15,544,753

Road & Rail 2.6%
Arriva plc	United Kingdom	165,469	2,348,220
FirstGroup plc	United Kingdom	192,152	2,068,516
Landstar System, Inc.	United States	63,600	2,689,644
National Express Group plc	United Kingdom	127,386	2,671,663
Stagecoach Group plc	United Kingdom	703,114	2,085,718

			11,863,761

4

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.0%
Ashtead Group plc *	United Kingdom	404,965	$1,393,103
MSC Industrial Direct Co., Class A	United States	76,400	3,299,716

			4,692,819

Transportation Infrastructure 0.6%
Cintra Concesiones de Infraestructuras de Transporte SA	Spain	150,374	2,469,484

INFORMATION TECHNOLOGY 16.4%
Communications Equipment 2.7%
Arris Group, Inc. *	United States	251,500	3,576,330
Ciena Corp. *	United States	87,300	2,452,257
F5 Networks, Inc. *	United States	46,600	3,329,104
Sonus Networks, Inc. *	United States	378,200	2,738,168

			12,095,859

Computers & Peripherals 1.2%
Logitech International SA *	Switzerland	156,563	4,511,395
Quanta Computer, Inc.	Taiwan	453,000	770,225

			5,281,620

Electronic Equipment & Instruments 0.8%
Barco NV	Belgium	13,889	1,216,116
MegaChips Corp.	Japan	44,600	996,414
Nidec Corp. *	Japan	19,400	1,371,790

			3,584,320

Internet Software & Services 1.7%
Akamai Technologies, Inc. *	United States	37,100	2,084,278
SINA Corp.	Cayman Islands	58,762	2,101,917
WebEx Communications, Inc. *	United States	89,200	3,307,536

			7,493,731

IT Services 1.3%
Syntel, Inc.	United States	77,227	2,539,224
WNS Holdings, Ltd. *	India	106,200	3,595,932

			6,135,156

Office Electronics 1.3%
Neopost	France	45,248	5,820,669

Semiconductors & Semiconductor Equipment 2.7%
Advantest Corp.	Japan	58,100	702,914
Elpida Memory, Inc. *	Japan	18,100	785,105
Power Integrations, Inc. *	United States	213,450	4,841,046
Realtek Semiconductor Corp.	Taiwan	760,000	1,220,015
SiRF Technology Holdings, Inc. *	United States	155,600	4,568,416

			12,117,496

Software 4.7%
ANSYS, Inc. *	United States	66,400	3,312,696
Capcom Co., Ltd.	Japan	193,200	3,651,349
Nuance Communications, Inc.	United States	285,900	3,293,568
Quality Systems, Inc.	United States	40,900	1,735,387
Software AG	Germany	24,388	1,870,447
Square Enix Co., Ltd.	Japan	125,900	3,431,868
Witness Systems, Inc. *	United States	166,600	3,771,824

			21,067,139

MATERIALS 5.9%
Chemicals 4.1%
Mitsubishi Gas Chemical Co., Inc.	Japan	201,000	2,141,905
Mosaic Co. *	United States	177,300	3,531,816

5

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Rhodia SA	France	1,596,983	$5,734,365
Sumitomo Bakelite Co., Ltd.	Japan	141,000	995,415
Tokuyama Corp.	Japan	138,000	2,213,682
Toray Industries, Inc.	Japan	254,000	1,929,675
Umicore SA	Belgium	9,772	1,719,692

			18,266,550

Construction Materials 0.7%
Rockwool International AS	Denmark	16,779	3,082,069

Metals & Mining 1.1%
Eldorado Gold Corp. – Canadian Exchange *	Canada	170,900	973,591
Randgold Resources, Ltd., ADR *	Channel Islands	22,238	522,815
RTI International Metals, Inc.	United States	45,300	3,703,275

			5,199,681

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 0.5%
Time Warner Telecom, Inc. *	United States	95,200	2,216,256

Wireless Telecommunication Services 2.3%
Leap Wireless International, Inc. *	United States	51,862	3,406,815
NII Holdings, Inc., Class B *	United States	59,900	4,420,620
StarHub, Ltd.	Singapore	806,580	1,432,359
Tim Participacoes SA, ADR	Brazil	179,600,000	959,953

			10,219,747

UTILITIES 1.8%
Electric Utilities 1.0%
EDF Energies Nouvelles SA	France	82,766	4,254,999

Water Utilities 0.8%
Aguas de Barcelona SA	Spain	1,374	47,381
Kelda Group plc	United Kingdom	80,285	1,469,483
Pennon Group plc	United Kingdom	196,090	2,191,928

			3,708,792

Total Common Stocks (cost $345,358,539)			432,481,940

PREFERRED STOCKS 0.4%
FINANCIALS 0.4%
Insurance 0.4%
Compagnia Assicuratrice Unipol SpA, Var. Rate Pfd. (cost $1,240,694)	Italy	474,004	1,653,350

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø (cost $13,631,453)	United States	13,631,453	13,631,453

Total Investments (cost $360,230,686) 99.8%			447,766,743
Other Assets and Liabilities 0.2%			1,104,628

Net Assets 100.0%			$448,871,371

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

6

EVERGREEN GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2007:

United States	37.2%
United Kingdom	12.3%
Japan	8.2%
Germany	6.8%
France	6.6%
Spain	5.4%
Italy	4.2%
Netherlands	3.9%
Ireland	1.9%
Switzerland	1.6%
Greece	1.1%
Singapore	1.1%
Australia	1.0%
Brazil	0.9%
India	0.8%
South Korea	0.8%
Cayman Islands	0.8%
Finland	0.7%
Denmark	0.7%
Belgium	0.7%
China	0.7%
Hong Kong	0.6%
Taiwan	0.5%
Norway	0.4%
Mexico	0.4%
Argentina	0.3%
Canada	0.2%
Bermuda	0.1%
Channel Islands	0.1%

100.0%

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $361,576,892. The gross unrealized appreciation and depreciation on securities based on tax cost was $89,334,547 and $3,144,696, respectively, with a net unrealized appreciation of $86,189,851.

7

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 10.2%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	France	192,928	$17,619,516

Automobiles 1.6%
Toyota Motor Corp.	Japan	791,000	52,036,696

Hotels, Restaurants & Leisure 1.3%
Ladbrokes plc	United Kingdom	833,141	7,166,541
Sodexho Alliance SA	France	490,947	34,198,533

			41,365,074

Household Durables 1.4%
Koninklijke Philips Electronics NV	Netherlands	638,542	24,895,280
Sharp Corp.	Japan	680,000	11,609,569
Turkiye Sise Ve Cam Fabrikalari AS *	Turkey	2,131,182	8,468,687

			44,973,536

Media 2.9%
Grupo Televisa SA de CV, ADR	Mexico	302,623	8,915,273
Lagardere Groupe	France	96,349	7,570,824
Television Broadcasts, Ltd.	Hong Kong	2,087,000	14,458,900
Toho Co., Ltd.	Japan	237,100	4,358,233
Vivendi	France	1,040,813	42,915,123
Yellow Pages Income Fund	Canada	1,458,002	16,006,380

			94,224,733

Multi-line Retail 0.2%
Takashimaya Co., Ltd.	Japan	510,000	6,608,017

Specialty Retail 1.0%
Inditex SA	Spain	264,543	15,034,295
Lindex AB	Sweden	661,600	9,118,167
Yamada Denki Co., Ltd.	Japan	99,400	8,254,297

			32,406,759

Textiles, Apparel & Luxury Goods 1.2%
adidas AG	Germany	228,546	10,977,104
Christian Dior SA	France	179,777	19,563,672
Geox SpA	Italy	578,898	9,312,838

			39,853,614

CONSUMER STAPLES 12.2%
Beverages 4.7%
Companhia de Bebidas das Americas, ADR	Brazil	171,028	8,847,279
Diageo plc	United Kingdom	2,935,280	57,122,342
Foster’s Group, Ltd.	Australia	1,321,882	6,933,568
Heineken NV	Netherlands	815,373	41,320,866
Marston’s plc	United Kingdom	1,094,460	9,228,575
Scottish & Newcastle plc	United Kingdom	2,601,839	27,777,928

			151,230,558

Food & Staples Retailing 1.2%
Carrefour SA	France	617,375	35,602,743
Controladora Comercial Mexicana SA de CV	Mexico	1,558,100	4,234,236

			39,836,979

Food Products 3.5%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	4,300	10,623,854
Cresud S.A.C.I.F., ADR	Argentina	217,325	4,037,898
Ezaki Glico Co., Ltd.	Japan	468,000	4,939,073
Lotte Confectionery Co., Ltd.	South Korea	4,314	5,318,279
Nestle SA, ADR	Switzerland	187,057	68,487,001
Unilever NV, ADR	Netherlands	706,418	18,770,578

			112,176,683

1

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.4%
Kao Corp.	Japan	445,000	$12,746,518

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	460,000	9,748,821

Tobacco 2.1%
Altadis SA	Spain	151,763	8,132,183
British American Tobacco plc	United Kingdom	1,394,916	42,253,177
Swedish Match AB	Sweden	873,445	15,438,933

			65,824,293

ENERGY 4.4%
Oil, Gas & Consumable Fuels 4.4%
BP plc	United Kingdom	4,891,496	51,594,994
ENI SpA	Italy	886,689	28,552,538
Petroleo Brasileiro SA, ADR	Brazil	124,202	12,206,573
Statoil ASA	Norway	317,300	8,497,988
Total SA	France	583,217	39,306,317

			140,158,410

FINANCIALS 28.9%
Capital Markets 2.6%
Credit Suisse Group	Switzerland	49,090	3,475,352
Deutsche Bank AG	Germany	376,090	53,064,027
UBS AG	Switzerland	432,811	27,148,231

			83,687,610

Commercial Banks 12.5%
ABN AMRO Holding NV	Netherlands	797,022	25,597,746
Anglo Irish Bank Corp. plc – Dublin Exchange	Ireland	858,343	17,400,675
Banco Macro Bansud SA, ADR	Argentina	273,588	9,028,404
Banco Santander Central Hispano SA	Spain	1,130,246	21,482,156
Bank of Yokohama, Ltd.	Japan	2,520,000	20,469,858
BNP Paribas SA	United States	482,496	54,101,382
Chiba Bank, Ltd.	Japan	1,222,000	11,006,661
DBS Group Holdings, Ltd.	Singapore	757,000	10,838,898
Greek Postal Savings Bank SA *	Greece	442,676	11,223,871
HBOS plc	United Kingdom	611,835	13,394,986
HSBC Holdings plc – Hong Kong Exchange	United Kingdom	965,511	17,640,065
HSBC Holdings plc – London Exchange	United Kingdom	630,370	11,439,291
Lloyds TSB Group plc	United Kingdom	2,249,709	25,765,732
Mitsubishi UFJ Financial Group, Inc.	Japan	1,208	14,644,066
Mizuho Financial Group, Inc.	Japan	2,573	18,554,069
National Australia Bank, Ltd.	Australia	319,569	10,016,296
Royal Bank of Scotland Group plc	United Kingdom	1,916,858	77,320,793
Sumitomo Mitsui Financial Group	Japan	1,570	16,077,724
Sumitomo Trust & Banking Co., Ltd.	Japan	656,000	7,020,939
Unicredito Italian SpA	Italy	883,961	8,197,573

			401,221,185

Consumer Finance 1.0%
Orix Corp.	Japan	116,060	33,329,961

Diversified Financial Services 4.0%
Compagnie Nationale a Portefeuille	Belgium	61,386	3,891,687
Groupe Bruxelles Lambert SA	Belgium	154,816	18,080,261
Guoco Group, Ltd. +	Bermuda	1,458,000	18,764,517
Hellenic Exchanges SA	Greece	506,249	11,717,131

2

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
IFIL Investments SpA	Italy	2,028,411	$17,666,554
ING Groep NV	Netherlands	944,616	41,243,685
Pargesa Holdings SA	Switzerland	141,089	15,317,466

			126,681,301

Insurance 5.3%
Allianz AG	Germany	91,707	18,319,089
Amlin plc	United Kingdom	1,097,600	6,566,976
Aviva plc	United Kingdom	400,276	6,472,269
AXA SA	France	430,582	18,240,276
Catlin Group, Ltd.	United Kingdom	779,035	7,573,586
CNP Assurances	France	228,840	26,232,204
Irish Life & Permanent plc – Dublin Exchange	Ireland	727,276	19,491,040
Irish Life & Permanent plc – London Exchange	Ireland	280,232	7,543,222
Mitsui Sumitomo Insurance Co., Ltd.	Japan	1,842,000	22,011,345
Prudential plc	United Kingdom	506,563	6,840,914
Sampo Oyj, Class A	Finland	289,700	7,933,097
Sompo Japan Insurance, Inc.	Japan	562,000	7,173,820
Swiss Reinsurance Co.	Switzerland	199,742	16,642,029

			171,039,867

Real Estate Investment Trusts 0.6%
British Land Co. plc	United Kingdom	596,077	18,439,775

Real Estate Management & Development 2.9%
Chinese Estates (Holdings), Ltd.	Hong Kong	7,068,000	9,422,159
Hysan Development Co., Ltd.	Hong Kong	3,557,000	9,679,311
IRSA Inversiones y Representaciones SA, GDR *	Argentina	496,475	8,872,008
IVG Immobilien AG	Germany	659,684	30,090,281
Mitsubishi Estate Co., Ltd.	Japan	353,000	10,098,237
Patrizia Immobilien AG *	Germany	225,122	6,280,302
Shun Tak Holdings, Ltd.	Hong Kong	5,890,000	7,920,011
Tokyo Tatemono Co., Ltd.	Japan	1,006,000	12,224,135

			94,586,444

HEALTH CARE 4.3%
Health Care Equipment & Supplies 0.3%
Smith & Nephew plc	United Kingdom	834,982	9,382,346

Pharmaceuticals 4.0%
Eisai Co., Ltd.	Japan	116,800	6,004,341
GlaxoSmithKline plc	United Kingdom	849,899	22,886,030
Novartis AG	Switzerland	490,252	28,248,636
Roche Holding AG	Switzerland	274,061	51,559,854
Teva Pharmaceutical Industries, Ltd., ADR	Israel	553,839	19,439,749

			128,138,610

INDUSTRIALS 10.1%
Aerospace & Defense 0.7%
BAE Systems plc	United Kingdom	1,691,918	13,966,323
Thales SA	France	164,311	8,655,367

			22,621,690

Air Freight & Logistics 0.2%
Sinotrans, Ltd.	China	14,102,000	5,486,782

Building Products 1.2%
Assa Abloy AB, Class B	Sweden	448,400	9,832,587
Compagnie de Saint-Gobain SA	France	292,748	27,708,156

			37,540,743

3

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.9%
Bilfinger Berger AG	Germany	200,427	$15,632,384
Koninklijke Boskalis Westminster NV	Netherlands	63,814	5,827,795
Okumura Corp.	Japan	1,372,000	7,154,693

			28,614,872

Electrical Equipment 2.6%
Alstom SA *	France	333,979	40,714,939
Mitsubishi Electric Corp.	Japan	2,166,000	19,612,574
Schneider Electric SA	France	198,265	23,997,198

			84,324,711

Industrial Conglomerates 2.7%
Fraser & Neave, Ltd.	Singapore	3,576,000	12,218,448
Keppel Corp., Ltd.	Singapore	2,198,000	25,781,165
Siemens AG	Germany	371,836	40,882,068
Smiths Group plc	United Kingdom	419,744	8,838,563

			87,720,244

Machinery 1.3%
Fanuc, Ltd.	Japan	74,200	6,906,106
Heidelberger Druckmaschinen AG	Germany	180,010	7,603,626
KCI Konecranes International Oyj	Finland	243,950	7,866,455
Komatsu, Ltd.	Japan	399,000	8,515,556
THK Co., Ltd.	Japan	500,600	12,201,775

			43,093,518

Transportation Infrastructure 0.5%
Macquarie Airports	Australia	2,528,698	6,990,231
Macquarie Infrastructure Group	Australia	2,926,466	8,320,435

			15,310,666

INFORMATION TECHNOLOGY 7.6%
Communications Equipment 0.9%
L.M. Ericsson Telephone Co., Ser. B	Sweden	7,592,000	30,119,782

Electronic Equipment & Instruments 0.3%
Ingenico SA *	France	336,351	8,085,393

Office Electronics 2.1%
Canon, Inc.	Japan	722,500	38,043,061
Neopost	France	223,160	28,707,139

			66,750,200

Semiconductors & Semiconductor Equipment 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	1,223,589	13,349,356
United Microelectronics Corp.	Taiwan	24,881,000	15,643,736

			28,993,092

Software 3.4%
Dassault Systemes SA	France	321,096	17,437,489
Nintendo Co., Ltd.	Japan	171,000	50,699,684
SAP AG	Germany	658,430	30,402,452
Square Enix Co., Ltd.	Japan	399,300	10,884,390

			109,424,015

MATERIALS 7.5%
Chemicals 3.4%
Akzo Nobel NV	Netherlands	243,418	15,276,810
BASF AG	Germany	121,985	11,768,746
Bayer AG	Germany	115,856	6,832,512
Hitachi Chemical Co., Ltd.	Japan	331,800	7,740,025
Lonza Group AG	Switzerland	274,855	26,015,018

4

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Sumitomo Chemical Co., Ltd.	Japan	866,000	$6,684,702
Tokuyama Corp.	Japan	1,040,000	16,682,819
Toray Industries, Inc.	Japan	2,480,000	18,840,922

			109,841,554

Construction Materials 1.1%
Cemex SA de CV, ADR	Mexico	348,100	12,315,778
CRH plc – London Exchange	Ireland	264,765	10,467,459
Imerys	France	108,804	10,339,091

			33,122,328

Containers & Packaging 0.3%
Rexam plc	United Kingdom	969,957	10,282,488

Metals & Mining 2.7%
Barrick Gold Corp.	Canada	244,824	7,251,687
BHP Billiton, Ltd.	United Kingdom	1,154,876	21,690,038
Companhia Vale do Rio Doce, ADR	Brazil	372,630	12,643,336
Evraz Group SA, GDR	Luxembourg	187,981	5,228,823
Gold Fields, Ltd., ADR	South Africa	178,608	3,016,689
Goldcorp, Inc.	Canada	109,927	3,046,077
Meridian Gold, Inc. *	Canada	238,177	6,959,532
Newcrest Mining, Ltd.	Australia	343,939	5,590,437
Rio Tinto plc	United Kingdom	399,536	21,514,062

			86,940,681

TELECOMMUNICATION SERVICES 8.4%
Diversified Telecommunication Services 5.6%
BCE, Inc.	Canada	254,900	6,685,831
Chunghwa Telecom Co., Ltd.	Taiwan	11,887,000	22,831,757
France Telecom	France	712,247	19,751,082
Koninklijke KPN NV	Netherlands	789,437	11,374,708
KT Corp.	South Korea	158,000	7,205,993
Telecom Italia SpA	Italy	2,614,314	6,552,622
Telefonica SA	Spain	3,672,910	80,386,681
Telenor ASA	Norway	1,230,400	25,113,062

			179,901,736

Wireless Telecommunication Services 2.8%
Bouygues SA	France	237,253	16,003,409
China Unicom, Ltd.	Hong Kong	20,686,000	28,046,042
Sistema JSFC, GDR *	Russia	351,989	10,722,849
Vodafone Group plc	United Kingdom	11,646,872	33,954,559

			88,726,859

UTILITIES 2.5%
Electric Utilities 1.4%
British Energy Group plc *	United Kingdom	3,513,630	30,142,269
E.ON AG	Germany	62,415	8,475,565
Fortum Oyj	Finland	270,800	7,455,585

			46,073,419

Gas Utilities 0.4%
Tokyo Gas Co., Ltd.	Japan	2,385,000	12,367,781

Multi-Utilities 0.7%
RWE AG	Germany	204,455	21,353,778

Total Common Stocks (cost $2,297,368,863)			3,084,013,638

5

EVERGREEN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS 2.4%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
Dr. Ing. h.c. F. Porsche AG, Var. Rate Pfd.	Germany	6,060	$7,643,526

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Istituto Finanziario Industriale SpA, Var. Rate Pfd.	Italy	384,684	12,465,593

HEALTH CARE 1.0%
Health Care Equipment & Supplies 1.0%
Fresenius AG, Var. Rate Pfd.	Germany	160,394	33,688,769

INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	32,279	15,183,563

UTILITIES 0.3%
Electric Utilities 0.3%
Centrais Eletricas Brasileiras SA, Class B, Var. Rate Pfd.	Brazil	357,400,000	8,078,738

Total Preferred Stocks (cost $54,415,626)			77,060,189

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø
(cost $46,881,667)	United States	46,881,667	46,881,667

Total Investments (cost $2,398,666,156) 100.0%			3,207,955,494
Other Assets and Liabilities 0.0%			(426,175)

Net Assets 100.0%			$3,207,529,319

*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2007:

United Kingdom	17.7%
Japan	16.0%
France	15.8%
Germany	9.6%
Switzerland	7.8%
Netherlands	5.8%
Spain	4.0%
Italy	2.6%
Sweden	2.0%
Hong Kong	1.9%
Ireland	1.7%
Taiwan	1.6%
Singapore	1.5%
Brazil	1.3%
Canada	1.3%
Australia	1.2%
Norway	1.1%
Bermuda	0.9%
South Korea	0.9%
Mexico	0.8%
Finland	0.7%
Greece	0.7%
Belgium	0.7%
Argentina	0.7%
Israel	0.6%
Russia	0.3%
Turkey	0.3%
China	0.2%
Luxembourg	0.2%
South Africa	0.1%

100.0%

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $2,435,407,998. The gross unrealized appreciation and depreciation on securities based on tax cost was $789,074,656 and $16,527,160, respectively, with a net unrealized appreciation of $772,547,496.

6

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.7%
MATERIALS 92.7%
Metals & Mining 92.7%
Agnico-Eagle Mines, Ltd.	Canada	714,877	$28,773,799
Agnico-Eagle Mines, Ltd. – Canadian Exchange	Canada	173,700	6,948,884
Alamos Gold, Inc.	Canada	717,500	5,510,809
Anglo Platinum, Ltd.	South Africa	38,871	4,876,877
AngloGold Ashanti, Ltd.	South Africa	38,494	1,812,782
AngloGold Ashanti, Ltd., ADR	South Africa	421,091	19,791,277
Aurizon Mines, Ltd.	Canada	757,500	2,183,367
Banro Corp.	Canada	77,500	936,228
Barrick Gold Corp.	Canada	1,362,998	40,372,001
Bema Gold Corp. *	Canada	1,092,600	6,381,836
Bema Gold Corp., ADR *	Canada	1,740,400	10,165,612
Centerra Gold, Inc.	Canada	279,100	3,125,560
Companhia Vale do Rio Doce, ADR	Brazil	112,700	3,823,911
Compania de Minas Buenaventura SA, ADR	Peru	428,050	12,374,925
Eldorado Gold Corp. *	Canada	187,000	1,058,969
Eldorado Gold Corp. – Canadian Exchange *	Canada	4,357,700	24,825,148
Etruscan Resources, Inc. +	Canada	1,500,000	5,188,199
First Quantum Minerals, Ltd.	Canada	206,200	10,911,329
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	357,111	20,537,454
Gabriel Resources, Ltd. *	Canada	85,540	395,213
Gabriel Resources, Ltd. – Canadian Exchange *	Canada	394,700	1,840,327
Gammon Lakes Resources, Inc. *	Canada	549,500	8,664,547
Gammon Lakes Resources, Inc. *	Canada	47,000	743,540
Gammon Lakes Resources, Inc. – Canadian Exchange *	Canada	176,300	2,781,403
Gold Fields, Ltd.	South Africa	181,085	3,043,562
Gold Fields, Ltd., ADR	South Africa	2,078,867	35,112,064
Goldcorp, Inc.	Canada	1,290,222	35,752,052
Goldcorp, Inc., Class A	Canada	980,410	27,036,909
Golden Star Resources, Ltd. *	Canada	2,387,004	7,829,373
Golden Star Resources, Ltd. – Canadian Exchange *	Canada	180,844	597,907
Harmony Gold Mining Co., Ltd., ADR *	South Africa	1,376,922	18,436,986
High River Gold Mines, Ltd.	Canada	1,243,500	2,319,176
Hochschild Mining plc	United Kingdom	651,928	5,013,310
IAMGOLD Corp.	Canada	2,625,044	22,965,797
Impala Platinum Holdings, Ltd.	South Africa	635,480	18,266,062
International Minerals Corp.	Canada	303,700	1,454,650
Ivanhoe Mines, Ltd. *	Canada	370,400	3,601,634
Ivanhoe Mines, Ltd., ADR *	Canada	279,300	2,711,076
JSC MMC Norilsk Nickel Group, ADR	Russia	9,182	1,552,174
Kinross Gold Corp. – Canadian Exchange *	Canada	2,406,350	31,986,748
Lihir Gold, Ltd. *	Papua New Guinea	8,002,716	19,511,069
Lonmin plc	United Kingdom	292,968	17,098,783
Meridian Gold, Inc. *	Canada	1,078,462	31,512,660
Meridian Gold, Inc. – Canadian Exchange *	Canada	303,300	8,819,252
Minefinders Corp., Ltd. *	Canada	693,200	7,310,451
Miramar Mining Corp. *	Canada	293,200	1,336,992
Miramar Mining Corp. – Canadian Exchange *	Canada	2,088,800	9,385,080
Newcrest Mining, Ltd.	Australia	2,479,825	40,307,452
Newmont Mining Corp.	United States	544,481	24,556,093
Northern Orion Resources, Inc. *	Canada	974,400	3,717,192
Northgate Exploration, Ltd. *	Canada	1,089,800	4,092,755
Orezone Resources, Inc. * +	Canada	777,700	1,147,167
Pacific Rim Mining Corp.	Canada	51,400	56,646
Palmarejo Silver & Gold Corp.	Canada	9,500	72,482
Pan American Silver Corp.	Canada	158,800	4,506,744

1

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Polyus Gold Mining Co., ADR *	Russia	54,920	$2,691,080
Randgold Resources, Ltd., ADR *	Channel Islands	1,583,918	37,237,912
Red Back Mining, Inc.	Canada	448,900	1,446,100
Rio Tinto plc	United Kingdom	32,743	1,763,133
Semafo, Inc.	Canada	2,187,100	3,374,468
Silver Standard Resources, Inc.	Canada	122,600	4,138,976
Silver Wheaton Corp., ADR	Canada	262,500	2,830,621
Sino Gold, Ltd.	Australia	1,261,033	6,833,043
U.S. Gold Corp. *	United States	500,000	2,350,000
Yamana Gold, Inc. *	Canada	2,243,840	30,283,090

Total Common Stocks (cost $426,200,810)			708,082,718

PRIVATE PLACEMENT 1.1%
Evergreen Special Investments (Cayman) SPC * ø ° (cost $7,930,625)	Cayman Islands	7,135	8,724,263

WARRANTS 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Gabriel Resources, Ltd., Expiring 3/31/2007 *	Canada	42,770	106,236
Goldcorp, Inc., Expiring 6/11/2009 *	Canada	23,000	368,000
Golden Star Resources, Ltd., Expiring 11/28/2008 * + �	Canada	432,000	289,318
International Minerals Corp., Expiring 5/8/2019 * +	Canada	151,850	91,398
Nevsun Resources, Ltd., Expiring 12/19/2008 * + �	Canada	100,000	3,632
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	1,335,198
SouthernEra Resources, Ltd., Expiring 11/17/2008 * +	Canada	800,000	37,301
U.S. Gold Corp., Expiring 2/11/2022 * +	Canada	250,000	386,784

Total Warrants (cost $915,146)			2,617,867

	Country	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 2.7%
MATERIALS 2.7%
Metals & Mining 2.7%
Gold Bullion Securities, Ltd. * ¤ (cost $17,864,199)	United Kingdom	$32,348,400	20,925,874

	Country	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03%, q ø (cost $21,004,036)	United States	21,004,036	21,004,036

Total Investments (cost $473,914,816) 99.6%			761,354,758
Other Assets and Liabilities 0.4%			2,795,081

Net Assets 100.0%			$764,149,839

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
°	Affilated company
�	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments.
q	Rate shown is the 7-day annualized yield at period end.

2

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2007:

Canada	55.9%
South Africa	13.7%
United States	6.4%
Australia	6.4%
United Kingdom	6.0%
Channel Islands	5.0%
Papua New Guinea	2.6%
Peru	1.7%
Cayman Islands	1.2%
Russia	0.6%
Brazil	0.5%

100.0%

During the period ended January 31, 2007, the Fund invested in a wholly-owned subsidiary. A summary of the transaction with the affiliate for the period ended January 31, 2007 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period

Evergreen Special Investments (Cayman) SPC	5,842	4,551	3,258	$793,638	$8,724,263

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $490,666,209. The gross unrealized appreciation and depreciation on securities based on tax cost was $271,662,563 and $974,014, respectively, with a net unrealized appreciation of $270,688,549.

3

Item 2 - Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

By:  /s/ Kasey Phillips
        Kasey Phillips
        Principal Financial Officer

Date: March 30, 2007